Cover	Oct. 30, 2025	Oct. 30, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2025
Entity File Number	001-33812
Entity Registrant Name	MSCI Inc.
Entity Central Index Key	0001408198
Entity Tax Identification Number	13-4038723
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7 World Trade Center
Entity Address, Address Line Two	250 Greenwich Street
Entity Address, Address Line Three	49th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code		10007
City Area Code	212
Local Phone Number	804-3900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MSCI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	NOT APPLICABLE